Leases - Additional Information (Detail) - 12 months ended Dec. 31, 2019 ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
Leases [Abstract]
Operating lease, weighted average remaining lease term	6 years 3 months 18 days	6 years 3 months 18 days
Operating lease, weighted average discount rate	4.45%	4.45%
Lease Term Of Contract	12 months	12 months
Operating lease cost	¥ 2,700	$ 382
Short-term lease cost	434	$ 62
Lease costs capitalized	¥ 0